UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pardus Capital Management, L.P.
Address: 1001 Avenue of the Americas
         Suite 1100
         New York, New York  10018

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph R. Thornton
Title:     Chief Compliance Officer
Phone:     212.719.7551

Signature, Place, and Date of Signing:

     Joseph R. Thornton     New York, New York     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     4

Form13F Information Table Value Total:     $122,420 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BALLY TOTAL FITNESS HLDG COR   COM              05873K108    34540  5500000 SH       SOLE                  5500000
NTL INC DEL                    COM              62940M104    56166   825000 SH       SOLE                   825000
SUNCOM WIRELESS HLDGS INC      CL A             86722Q108     3130  1130000 SH       SOLE                  1130000
TELEWEST GLOBAL INC            COM              87956T107    28584  1200000 SH       SOLE                  1200000